MFS(R) Strategic Income Fund

                      Supplement to the Current Prospectus

Effective October 1, 2005, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below.

Portfolio Manager                  Primary Role            Since     Title and Five Year History
James J. Calmas                        Lead               October    Senior  Vice  President  of MFS;  employed  in the
                                 Portfolio Manager         2005      investment management area of MFS since 1988.

Robert D. Persons                Investment Grade         October    Vice President of MFS;  employed in the investment
                                     Corporate             2005      management area of MFS since 2000.
                                  Debt Securities
                                 Portfolio Manager

Scott B. Richards              High Yield Corporate       October    Vice President of MFS;  employed in the investment
                                  Debt Securities          2005      management  area of MFS since  2004;  head of High
                                 Portfolio Manager                   Yield  Group at Columbia  Management  from 1999 to
                                                                     2003.

Matthew W. Ryan                   Emerging Market        May 2005    Senior  Vice  President  of MFS;  employed  in the
                                  Debt Securities                    investment management area of MFS since 1997.
                                 Portfolio Manger

Erik S. Weisman              International Government     October    Vice President of MFS;  employed in the investment
                               Securities Portfolio        2005      management  area  of  MFS  since  2002;  Assistant
                                      Manager                        to   the   U.S.   Executive   Director   for   the
                                                                     International Monetary Fund from 2000 to 2002.



                The date of this Supplement is September 1, 2005.